Fresh Start Accounting - Gain on Restructuring and Reorganizations, Net (Details) - USD ($) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended	8 Months Ended	9 Months Ended
		Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018	Aug. 31, 2019	Sep. 30, 2018
Reorganizations [Abstract]
Gain on settlement of Liabilities subject to compromise	[1]		$ 559,737		$ 559,737
Gain on fresh start adjustments	[2]		181,914		181,914
Loss on equity rights offering discount	[3]		(8,325)		(8,325)
Restructuring and reorganization expense	[4]		(30,502)		(63,604)
Gain on restructuring and reorganization, net		$ 0	$ 702,824	$ 0	$ 669,722	$ 0

[1]	Gain recognized primarily on Predecessor Senior Notes converted from debt to equity and Predecessor Senior Notes settled at a discount in accordance with the Plan.
[2]	Revaluation of certain assets and liabilities upon the adoption of fresh start accounting.
[3]	In accordance with the Plan, Noteholders that participated in the equity rights offering purchased Monitronics common stock at a discount.
[4]	Legal, financial advisory and other professional costs directly associated with the restructuring and reorganization process.